Shareholder Report, Line Graph (Details) 216631_Pathfinder Focused Opportunities ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 30, 2025	Aug. 31, 2026
Pathfinder Focused Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pathfinder Focused Opportunities ETF
Accumulated Value	$ 10,000	$ 9,325
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	$ 10,000	$ 11,231